OTHER INFORMATION (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Information
Base Equity Value	€ 350,000		€ 350,000
Income (Loss) as personnel expenses	€ 1,858	€ 2,246	€ 3,567